Financial Instruments and Fair Value Disclosures (Schedule of other fair value measurements (Details) $ in Thousands			3 Months Ended	6 Months Ended
	Apr. 28, 2023 USD ($)	Jan. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) Vessels	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessel acquisitions, agreed purchase price		$ 23,955
Vessel acquisitions, paid in cash				$ 29,125	$ 22,733
Vessel acquisitions, paid in common shares				7,733
Bergen Joint Venture [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investments	$ 4,519
Ownership interest percent	25.00%
Master Agreement With Sea Trade [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessel acquisitions, paid in common shares		7,809
Non recurring fair value measurements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investments				4,519
Total fair value measurements			$ 67,909	12,328
Non recurring fair value measurements | Bergen Joint Venture [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investments	$ 4,519
Deconsolidation Gain Or Loss Amount	$ 844
Non recurring fair value measurements | Bergen Joint Venture [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Ownership interest percent	25.00%
Non recurring fair value measurements | Master Agreement With Sea Trade [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessel acquisitions, agreed purchase price		31,764
Vessel acquisitions, paid in cash		23,955
Vessel acquisitions, paid in common shares		$ 7,809
Non recurring fair value measurements | Long Lived Assets Held For Use
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets			$ 67,909	7,809
Non recurring fair value measurements | Long Lived Assets Held For Use | Master Agreement With Sea Trade [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number Of Vessels Delivered | Vessels			8
Vessel acquisitions, agreed purchase price			$ 263,719
Vessel acquisitions, paid in cash			195,810
Vessel acquisitions, paid in common shares			67,909
Non recurring fair value measurements | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value measurements			67,909	7,809
Non recurring fair value measurements | Level 1 [Member] | Long Lived Assets Held For Use
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets			$ 67,909	7,809
Non recurring fair value measurements | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investments				4,519
Total fair value measurements				$ 4,519